July 14, 2015

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 2054

RE:	Proxy Statement on Schedule 14A for Valued Advisers Trust (the “Trust”) (File Nos. 333-151672 and 811-22208)

Ladies and Gentlemen:

Enclosed herewith for filing by the Trust, on behalf of its series LS Opportunity Fund (the “Fund”), please find a preliminary proxy statement that is being filed pursuant to Section 14(a) of the Securities Exchange Act of 1934. The Trust is filing the proxy statement to solicit shareholder vote on a proposals: (i) to approve an investment sub-advisory agreement with respect to the Fund between Long Short Advisors, LLC and Prospector Partners, LLC; and (ii) to approve the implementation of a “multi-manger” arrangement. Additionally, an amendment to the Trust’s registration statement with respect to the Fund is being filed pursuant to Rule 485(a) contemporaneously with the filing of this proxy statement. Finally, an application for an exemptive order to implement the multi-manager arrangement is also being filed contemporaneously with the filing of this preliminary proxy statement.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively